Withholding Taxes Receivables, Net - Schedule of Withholding Tax Receivables, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Withholding Tax Receivables [Abstract]
Balance at January 1,	$ 2,224,846	$ 2,691,096
Addition	771,906	739,573
Collection	(625,052)	(545,233)
Allowance for uncollectible	(4,339)	(683,344)
Exchange difference	(5,575)	22,754
Balance at December 31,	$ 2,361,786	$ 2,224,846